Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Intermediate Duration Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	LITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	3.79	1.23	1.97
Class A (including sales charges) (a)	0.71	0.60	1.66
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories

Columbia Intermediate Duration Municipal Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class C
Trading Symbol	LITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	3.06	0.62	1.34
Class C (including sales charges) (a)	2.06	0.62	1.34
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories

Columbia Intermediate Duration Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SETMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	3.89	1.43	2.16
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories

Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	4.06	1.52	2.25
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless
otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories

Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	4.21	1.57	2.28
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories

Columbia Intermediate Duration Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Intermediate Duration Municipal Bond Fund
Class Name	Class S
Trading Symbol	SETDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overweights to the continuing care retirement center (CCRC) and airport sectors added to the Fund’s performance relative to its benchmark during the period.
Credit quality allocation
| The Fund’s overweight to single-A rated bonds and an underweight to AAA rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve during the period, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s barbell profile, with overweights to longer maturity bonds (20 years and longer) and the shorter end of the curve, detracted from performance during a period when 5- to 10-year maturity bonds were the strongest performers.
Sector security selection
| Security selection in the education sector detracted from the Fund’s relative performance.
Credit quality security selection
| A negative contribution to benchmark-relative performance came from security selection in single-A and BBB rated bonds.
Credit quality allocation
| The Fund’s modest overweight to CCC rated bonds detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	3.89	1.43	2.16
Bloomberg 3-15 Year Blend Municipal Bond Index	4.95	1.34	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,526,436,969
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 7,145,433
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,526,436,969
Total number of portfolio holdings	567
Management services fees (represents 0.47% of Fund average net assets)	$ 7,145,433
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top States/Territories
Illinois	14.8%
New York	10.2%
California	9.4%
Texas	6.4%
Florida	4.8%
New Jersey	4.7%
Pennsylvania	4.2%
Arizona	3.7%
Massachusetts	3.7%
Colorado	3.5%
Asset Categories